Related Party Transactions	12 Months Ended
Dec. 31, 2020
Related Party Transactions [Abstract]
Related Party Transactions	Related Party Transactions
For the years ended December 31, 2018, 2019 and 2020, the significant related party transactions and balances were as follows:

	Year Ended December 31,
	2018	2019	2020
	(US$)
Rental fee charged by a related party	153,920	168,349	202,153
Consideration to a related party for Netless acquisition	—	—	1,300,000
The rental fee charged by a related party represented the costs charged from a company under common control of a principal shareholder for a renewable one-year operating lease for an office facility used by the Company.
Prior to the Netless acquisition (Note 3), a company under common control of a principal shareholder held a 10% preferred share investment in the acquiree company. As part of the acquisition, the related party’s preferred share investment was liquidated, and the related party was entitled to a $1,300,000 worth of payment in a combination of $1,150,000 and 14,935 ordinary shares, as well additional payout which is contingent on certain conditions. The total payout the related party is entitled to, including subsequent payments, is equivalent to 100% of the issuance price plus the related party’s ratable portion of the remaining purchase price as a 10% shareholder. The cash consideration was recorded as a payable as of December 31, 2020 and was subsequently settled in January 2021.